Cash and Deposits with Banks - Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash and deposits with banks	¥ 74,362,135	¥ 76,669,401	¥ 78,750,443
Less: term deposits with original maturities over three months	(1,044,197)	(816,486)	(663,985)
Less: cash segregated as deposits and others	(680,716)	(602,791)	(648,652)
Cash and cash equivalents	¥ 72,637,222	¥ 75,250,124	¥ 77,437,806	¥ 75,344,235